Derivative Instruments (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Estimated period expected to be reclassified	12 months
Foreign currency cash flow hedge loss to be reclassified during next 12 months	$ 1,441